Financial Instruments	12 Months Ended
Dec. 31, 2013
Financial Instruments Disclosure [Abstract]
Financial Instruments

9) FINANCIAL INSTRUMENTS

       The Company's carrying value of financial instruments approximates fair value, except for differences with respect to notes and debentures. At December 31, 2013 and 2012, the carrying value of the senior debt was $5.86 billion, and the fair value, which is estimated based on quoted market prices for similar liabilities (Level 2) and includes accrued interest, was $6.69 billion and $7.16 billion, respectively.

       The Company uses derivative financial instruments primarily to modify its exposure to market risks from fluctuations in foreign currency exchange rates. The Company does not use derivative instruments unless there is an underlying exposure and, therefore, the Company does not hold or enter into derivative financial instruments for speculative trading purposes.

       Foreign exchange forward contracts have principally been used to hedge projected cash flows, generally within the next twelve months, in currencies such as the British Pound, the Euro, the Canadian Dollar and the Australian Dollar. The Company designates forward contracts used to hedge projected future television and film production costs as cash flow hedges. Gains or losses on the effective portion of designated cash flow hedges are initially recorded in other comprehensive income and reclassified to the statement of operations when the hedged item is recognized. Additionally, the Company enters into non-designated forward contracts to hedge non-U.S. dollar denominated cash flows. The change in fair value of the non-designated contracts is included in “Other items, net” in the Consolidated Statements of Operations.

       At December 31, 2013 and 2012, the notional amount of all foreign currency contracts was $136 million and $157 million, respectively, which represents hedges of expected foreign currency cash flows.

The fair value of foreign exchange contracts recorded on the Consolidated Balance Sheets was as follows:

At December 31,	2013	2012	Balance Sheet Account
Non-designated hedging instruments:
Assets	$3	$—	Other current assets
Liabilities	$4	$2	Other current liabilities

       Gains (losses) recognized on foreign exchange contracts were as follows:

Year Ended December 31,	2013	2012	2011	Financial Statement Account

Non-designated hedging instruments	$2	$(4)	$2	Other items, net

The Company is subject to interest rate risk to the extent it has variable-rate debt outstanding. At December 31, 2013 the Company had $475 million of commercial paper borrowings outstanding at a weighted average interest rate of 0.3%.

       The Company continually monitors its positions with, and credit quality of, the financial institutions that are counterparties to its financial instruments. The Company is exposed to credit loss in the event of nonperformance by the counterparties to the agreements. However, the Company does not anticipate nonperformance by the counterparties.

       The Company's receivables do not represent significant concentrations of credit risk at December 31, 2013 and 2012, due to the wide variety of customers, markets and geographic areas to which the Company's products and services are sold.